Summary of significant accounting policies (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Building and leasehold improvements Minimum	Dec. 31, 2012 Building and leasehold improvements Maximum	Dec. 31, 2012 Machinery and equipment Minimum	Dec. 31, 2012 Machinery and equipment Maximum	Dec. 31, 2012 Motor vehicles Minimum	Dec. 31, 2012 Motor vehicles Maximum	Dec. 31, 2012 Furniture, fixtures and office equipment Minimum	Dec. 31, 2012 Furniture, fixtures and office equipment Maximum	Dec. 31, 2012 Construction-in-progress CNY
Property, Plant and Equipment
Estimated useful lives					20 years	50 years	3 years	10 years	3 years	8 years	3 years	5 years
Depreciation expense	$ 15,277	95,175	85,319	76,976									0